Vanguard Variable Insurance Fund Small Company Growth Portfolio

Supplement to the Prospectus and Summary Prospectus Dated April 30, 2015

Restructuring of Investment Advisory Team

The board of trustees of Vanguard Variable Insurance Fund Small Company Growth Portfolio has added Arrowpoint Asset Management, LLC (Arrowpoint Partners), to the Portfolio’s investment advisory team. Effective immediately, Arrowpoint Partners will manage a portion of the Portfolio’s assets.

Arrowpoint Partners and the Portfolio’s two other investment advisors—Granahan Investment Management, Inc. and The Vanguard Group, Inc.—each independently select and maintain a portfolio of common stocks for the Portfolio. The Portfolio’s board of trustees determines the proportion of the Portfolio’s assets to be managed by each advisor and may change these proportions at any time.

The Portfolio’s investment objective, principal investment strategies, and principal risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Investment Advisors”:

Arrowpoint Asset Management, LLC (Arrowpoint Partners)

In the same section, the following is added to the list of Portfolio Managers:

Chad Meade, Partner and Portfolio Manager of Arrowpoint Partners. He has co-managed a portion of the Portfolio since January 2016.

Brian Schaub, CFA, Partner and Portfolio Manager of Arrowpoint Partners. He has co-managed a portion of the Portfolio since January 2016.

Prospectus Text Changes

The following is added in the description of the Portfolio’s investment advisors on page 58:

Arrowpoint Asset Management, LLC (Arrowpoint Partners), uses in-depth, fundamental research to uncover companies that, in its opinion, can control their own economic destiny. Arrowpoint Partners starts by identifying businesses with strong competitive advantages in industries with high barriers to entry. Arrowpoint Partners then narrows its focus to companies with large potential markets and high-quality business models focused on the future. Finally, Arrowpoint Partners minimizes potential downside risk, resulting in a diversified portfolio of stable growth companies, cyclical share gainers, and to a lesser extent, game-changing growth businesses that Arrowpoint Partners feels will deliver returns beyond those of the benchmark index over time.

The following replaces similar text for the Small Company Growth Portfolio on page 72:

Arrowpoint Asset Management, LLC, Granahan Investment Management, Inc., and The Vanguard Group, Inc.

Arrowpoint Asset Management, LLC (Arrowpoint Partners), 100 Fillmore Street, Suite 325, Denver, CO 80206; Granahan Investment Management, Inc. (Granahan), 404 Wyman Street, Suite 460, Waltham, MA 02451; and Vanguard’s Equity Investment Group each provide investment advisory services for the Small Company Growth Portfolio.

Arrowpoint Partners is an investment advisory firm founded in 2007. As of December 31, 2015, Arrowpoint Partners managed approximately $7.7 billion in assets.

Granahan, an investment advisory firm founded in 1985, is a Massachusetts corporation. Granahan managed approximately $3.5 billion in assets as of December 31, 2014.

The Portfolio uses a multimanager approach. Each advisor independently manages its assigned portion of the Portfolio’s assets subject to the supervision and oversight of Vanguard and the Fund’s board of trustees. The board of trustees designates the proportion of Portfolio assets to be managed by each advisor and may change these proportions at any time.

The managers primarily responsible for the day-to-day management of the Arrowpoint Partners and Granahan portions of the Small Company Growth Portfolio are:

Chad Meade, Partner and Portfolio Manager of Arrowpoint Partners. He has worked in investment management since 1998, has managed investment portfolios since 2006, has been with Arrowpoint Partners since 2013, and has co-managed a portion of the Portfolio since January 2016. Education: B.S., Virginia Tech.

Brian Schaub, CFA, Partner and Portfolio Manager of Arrowpoint Partners. He has worked in investment management since 2000, has managed investment portfolios since 2006, has been with Arrowpoint Partners since 2013, and has co-managed a portion of the Portfolio since January 2016. Education: B.A., Williams College.

Gary C. Hatton, CFA, co-Founder and Chief Investment Officer of Granahan. He has worked in investment management since 1982, has been with Granahan since 1985, and has co-managed a portion of the Portfolio since its inception in 1996. Education: B.S., University of Rhode Island; M.S., University of Wisconsin.

Jane M. White, co-Founder, President, and Chief Executive Officer of Granahan. She has worked in investment management since 1980, has been with Granahan since 1985, and has co-managed a portion of the Portfolio since its inception in 1996. Education: B.A., Boston University.

Jennifer M. Pawloski, Vice President of Granahan. She has worked in investment management since 1993, has been with Granahan since 2007, has managed investment portfolios since 2008, and has co-managed a portion of the Portfolio since January 2014. Education: B.S., Bentley College.

John V. Schneider, CFA, Vice President of Granahan. He has worked in investment management since 2000, has been with Granahan since 2006, has managed investment portfolios since 2007, and has co-managed a portion of the Portfolio since January 2014. Education: A.B., Dartmouth College.

The Portfolio pays each of its investment advisors (other than Vanguard) a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by each advisor during the most recent fiscal quarter. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Portfolio relative to that of the Russell 2500 Growth Index over the preceding 60-month period for Arrowpoint Partners, and the Russell 2000 Growth Index over the preceeding 36-month period for Granahan. When the performance adjustment is positive, the Portfolio’s expenses increase; when it is negative, expenses decrease. The Portfolio pays Vanguard on an at-cost basis for the investment advisory services Vanguard provides.

For the fiscal year ended December 31, 2014, the aggregate advisory fees and expenses represented an effective annual rate of 0.16% of the Small Company Growth Portfolio’s average net assets, before a performance-based increase of 0.01%.

CFA® is a trademark owned by CFA Institute.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 64 012016

Vanguard Variable Insurance Fund Small Company Growth Portfolio

Supplement to the Prospectus and Summary Prospectus Dated April 30, 2015

Restructuring of Investment Advisory Team

The board of trustees of Vanguard Variable Insurance Fund Small Company Growth Portfolio has added Arrowpoint Asset Management, LLC (Arrowpoint Partners), to the Portfolio’s investment advisory team. Effective immediately, Arrowpoint Partners will manage a portion of the Portfolio’s assets.

Arrowpoint Partners and the Portfolio’s two other investment advisors—Granahan Investment Management, Inc. and The Vanguard Group, Inc.—each independently select and maintain a portfolio of common stocks for the Portfolio. The Portfolio’s board of trustees determines the proportion of the Portfolio’s assets to be managed by each advisor and may change these proportions at any time.

The Portfolio’s investment objective, principal investment strategies, and principal risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Investment Advisors”:

Arrowpoint Asset Management, LLC (Arrowpoint Partners)

In the same section, the following is added to the list of Portfolio Managers:

Chad Meade, Partner and Portfolio Manager of Arrowpoint Partners. He has co-managed a portion of the Portfolio since January 2016.

Brian Schaub, CFA, Partner and Portfolio Manager of Arrowpoint Partners. He has co-managed a portion of the Portfolio since January 2016.

Prospectus Text Changes

The following is added in the description of the Portfolio’s investment advisors under the heading “Security Selection”:

Arrowpoint Asset Management, LLC (Arrowpoint Partners), uses in-depth, fundamental research to uncover companies that, in its opinion, can control their own economic destiny. Arrowpoint Partners starts by identifying businesses with strong competitive advantages in industries with high barriers to entry. Arrowpoint Partners then narrows its focus to companies with large potential markets and high-quality business models focused on the future. Finally, Arrowpoint Partners minimizes potential downside risk, resulting in a diversified portfolio of stable growth companies, cyclical share gainers, and to a lesser extent, game-changing growth businesses that Arrowpoint Partners feels will deliver returns beyond those of the benchmark index over time.

The following replaces similar text in the Investment Advisors section:

The Portfolio uses a multimanager approach. Each advisor independently manages its assigned portion of the Portfolio’s assets subject to the supervision and oversight of Vanguard and the Fund’s board of trustees. The board of trustees designates the proportion of Portfolio assets to be managed by each advisor and may change these proportions at any time.

Arrowpoint Asset Management, LLC (Arrowpoint Partners), 100 Fillmore Street, Suite 325, Denver, CO 80206; Granahan Investment Management, Inc. (Granahan), 404 Wyman Street, Suite 460, Waltham, MA 02451; and The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, each provide investment advisory services for the Portfolio.

Arrowpoint Partners is an investment advisory firm founded in 2007. As of December 31, 2015, Arrowpoint Partners managed approximately $7.7 billion in assets.

Granahan, an investment advisory firm founded in 1985, is a Massachusetts corporation. Granahan managed approximately $3.5 billion in assets as of December 31, 2014.

Vanguard, which began operations in 1975, serves as advisor to the Portfolio through its Equity Investment Group. As of December 31, 2014, Vanguard managed approximately $2.3 trillion in assets.

The Portfolio pays each of its investment advisors (other than Vanguard) a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by each advisor during the most recent fiscal quarter. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Portfolio relative to that of the Russell 2500 Growth Index over the preceding 60-month period for Arrowpoint Partners, and the Russell 2000 Growth Index over the preceeding 36-month period for Granahan. When the performance adjustment is positive, the Portfolio’s expenses increase; when it is negative, expenses decrease.

Also in the Investment Advisors section, the following is added to the list of managers primarily responsible for the day-to-day management of the Portfolio are:

Chad Meade, Partner and Portfolio Manager of Arrowpoint Partners. He has worked in investment management since 1998, has managed investment portfolios since 2006, has been with Arrowpoint Partners since 2013, and has co-managed a portion of the Portfolio since January 2016. Education: B.S., Virginia Tech.

Brian Schaub, CFA, Partner and Portfolio Manager of Arrowpoint Partners. He has worked in investment management since 2000, has managed investment portfolios since 2006, has been with Arrowpoint Partners since 2013, and has co-managed a portion of the Portfolio since January 2016. Education: B.A., Williams College.

CFA® is a trademark owned by CFA Institute.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 161 012016

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information Dated April 30, 2015

Restructuring of Investment Advisory Team

The board of trustees of Vanguard Variable Insurance Fund Small Company Growth Portfolio has added Arrowpoint Asset Management, LLC (Arrowpoint Partners), to the Portfolio’s investment advisory team. Effective immediately, Arrowpoint Partners will manage a portion of the Portfolio’s assets.

Arrowpoint Partners and the Portfolio’s two other investment advisors—Granahan Investment Management, Inc. and The Vanguard Group, Inc.—each independently select and maintain a portfolio of common stocks for the Portfolio. The Portfolio’s board of trustees determines the proportion of the Portfolio’s assets to be managed by each advisor and may change these proportions at any time.

The Portfolio’s investment objective, principal investment strategies, and principal risks are not expected to change.

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the introductory text on page B-50 is revised to indicate that the Trust currently uses eleven investment advisors, and the following is added:

  Arrowpoint Asset Management, LLC (Arrowpoint Partners) provides investment advisory services for a portion of the assets in the Small Company Growth Portfolio.

The following replaces similar text under “V. Small Company Growth Portfolio” on page B-60:

The Portfolio pays each of its independent third-party investment advisors a base fee plus or minus a performance adjustment. Each base fee, which is paid quarterly, is a percentage of average daily net assets managed by each advisor during the most recent fiscal quarter. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Portfolio relative to that of the Russell 2500 Growth Index over the preceding 60-month period for Arrowpoint Partners, and the Russell 2500 Growth Index through September 30, 2013, and the Russell 2000 Growth Index thereafter, over the preceding 36-month period for Granahan. The Portfolio pays Vanguard on an at-cost basis with respect to its portion of the Small Company Growth Portfolio’s assets.

Prior to the appointment of Arrowpoint Partners, and during the fiscal years ended December 31, 2012, 2013, and 2014, the Small Company Growth Portfolio incurred aggregate investment advisory fees and expenses of approximately $1,155,000 (before a performance-based increase of $141,000), $1,593,000 (before a performance-based increase of $65,000), and $2,176,000 (before a performance-based increase of $69,000), respectively.

Of the aggregate fees and expenses previously described, the investment advisory expenses paid to Vanguard for the fiscal year ended December 31, 2014, were approximately $381,000 (representing an effective annual rate of 0.03%). The investment advisory fees paid to Granahan for the fiscal year ended December 31, 2014, were $1,864,000 (representing an effective annual rate of 0.14%).

Within the same section, the following is added:

A. Arrowpoint Asset Management, LLC (Arrowpoint Partners)

Arrowpoint Partners, located in Denver, Colorado, is an investment advisory firm founded in 2007.

1. Other Accounts Managed

Chad Meade co-manages a portion of the Small Company Growth Portfolio; as of December 31, 2015, the Portfolio held assets of $1.3 billion. As of December 31, 2015, Mr. Meade also co-managed 7 other registered investment companies with total assets of $2.9 billion (advisory fees based on account performance for 1 of these accounts with total assets of $532.7 million), 2 other pooled investment vehicles with total assets of $207.4 million (advisory fees not based on account performance), and 5 other accounts with total assets of $64.6 million (advisory fees not based on account performance).

Brian Schaub co-manages a portion of the Small Company Growth Portfolio; as of December 31, 2015, the Portfolio held assets of $1.3 billion. As of December 31, 2015, Mr. Schaub also co-managed 7 other registered investment companies with total assets of $2.9 billion (advisory fees based on account performance for 1 of these accounts with total assets of $532.7 million), 2 other pooled investment vehicles with total assets of $207.4 million (advisory fees not based on account performance), and 5 other accounts with total assets of $64.6 million (advisory fees not based on account performance).

2. Material Conflicts of Interest

Potential conflicts could include a portfolio manager’s knowledge about the size, timing, and possible market impact of a fund’s trades, whereby the portfolio manager could use this information to the advantage or disadvantage of another fund. A fund’s portfolio managers may be able to select or otherwise influence the selection of the brokers and dealers that are used to execute securities transactions for a fund. In addition to executing trades, some brokers and dealers provide managers with brokerage research services, which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a fund, a portfolio manager’s decision as to the selection of brokers and dealers could potentially yield disproportionate costs and benefits among the individual funds.

A fund’s portfolio managers and analysts may also face other potential conflicts of interest in managing the funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the funds and other accounts. In addition, the portfolio managers or analysts may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel, including the portfolio managers and analysts, are subject to restrictions on engaging in personal securities transactions pursuant to a Code of Ethics adopted by Arrowpoint Partners and the funds. Although the potential for conflicts of interest may exist, the funds and Arrowpoint Partners believe that they have established policies and procedures that seek to minimize potential conflicts of interest and to ensure that the purchase and sale of securities among all managed accounts are fairly and equitably executed and allocated.

3. Description of Compensation

The portfolio manager’s compensation is a combination of a fixed rate salary and annual bonus. Total compensation is based on a combination of the performance of each fund managed by the portfolio manager against a fund’s benchmark(s) as well as against its relevant peer group. Peer groups may include Lipper Inc.; Morningstar, Inc.; and other customized universes of funds managed. Bonus compensation is based on a rolling three-year comparison versus Lipper Small/Mid Cap peer group and outperformance versus the Russell 2500 Growth Index. Total compensation takes into account the level of assets in the funds, but the primary consideration is the performance of each fund against a benchmark and peer group. All employees share the same group benefits.

The following replaces the first three paragraphs under “Duration and Termination of Investment Advisory Agreements” on page B-68:

The current investment advisory agreements with the unaffiliated advisors (other than Arrowpoint Partners and Jackson Square) are renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Fund’s board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Portfolio’s outstanding voting securities.

The initial investment advisory agreements with Arrowpoint Partners and Jackson Square are binding for a two-year period. At the end of that time, the agreements will become renewable for successive one-year periods, subject to the above conditions.

An agreement is automatically terminated if assigned, and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Fund upon sixty (60) days’ written notice to the advisor (thirty (30) days’ written notice for Arrowpoint Partners; Barrow, Hanley; Jackson Square; M&G; PRIMECAP; William Blair; and Wellington Management (for the Balanced, Equity Income, and Growth Portfolios); (2) by a vote of a majority of the Portfolio’s outstanding voting securities upon 60 days’ written notice to the advisor (30 days’ written notice for Arrowpoint Partners; Barrow, Hanley; Jackson Square; M&G; PRIMECAP; William Blair; and Wellington Management (for the Balanced, Equity Income, and Growth Portfolios); or (3) by the advisor upon ninety (90) days’ written notice to the Portfolio.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 64C 012016